Commitments and Contingencies Available Lines of Credit, Outstanding Standby Letter of Credits, and Bonds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Line of Credit Facility [Line Items]
Unsecured surety bonds in force	$ 139,954		$ 120,109
Credit Facility [Member]
Line of Credit Facility [Line Items]
Multicurrency revolving line of credit	500,000	[1]	240,000	[1]
Long-term borrowings	(160,000)	[1]	0	[1]
Standby letters of credit issued and outstanding	(44,549)	[1]	(43,540)	[1]
Net available for additional borrowings and lines of credit	295,451	[1]	196,460	[1]
Unsecured Multicurrency Revolving Lines of Credit [Member]
Line of Credit Facility [Line Items]
Multicurrency revolving line of credit	67,968		49,122
Standby letters of credit issued and outstanding	(28,733)		(21,784)
Short-term borrowings	0	[2]	(66)	[2]
Net available for additional borrowings and lines of credit	$ 39,235		$ 27,272

[1]	Refer to Note 6 for details regarding our secured credit facilities.
[2]	Short-term borrowings are included in “Other current liabilities” on the Consolidated Balance Sheets.